UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2014

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.7%
Alabama - 2.3%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$2,085,202
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,314,848
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,993,488
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,754,445
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,983,254
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	2,066,628
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,637,800
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	16,030,000	17,632,038
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	7,200,000	7,955,640
Convertible CAB	0.000%	10/1/50	76,900,000	45,672,448	(a)
Convertible CAB, Subordinated Lien	0.000%	10/1/46	2,000,000	1,195,980	(a)
Subordinated Lien Warrants	6.500%	10/1/53	12,300,000	13,914,498

Total Alabama				103,206,269

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	1,375,000	1,598,396
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,802,800

Total Alaska				13,401,196

Arizona - 0.4%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,765,239
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	290,000	302,429	(b)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	14,220,000
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	985,000	986,044

Total Arizona				19,273,712

California - 20.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,731,200
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/33	1,750,000	1,957,393
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/34	1,350,000	1,504,265
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	9,000,000	9,810,360
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,825,780
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.280%	4/1/27	40,000,000	40,854,000	(a)(c)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	16,996,200
San Francisco Bay Area	5.000%	4/1/39	10,000,000	11,422,500	(d)(i)
San Francisco Bay Area	5.125%	4/1/39	42,525,000	50,014,928	(d)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,333,970

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Cedars-Sinai Medical Center	5.000%	8/15/39	$12,895,000	$14,237,369
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	38,551,240
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	27,581,473
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	4,765,000	4,834,140	(e)
Home Mortgage	5.500%	8/1/38	4,615,000	4,757,511
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,108,001
California State Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	11,989,980
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	11,470,500
California State, GO	0.938%	12/3/18	14,000,000	14,190,260	(a)(c)
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	7,220,000	8,021,276
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	11,160,100
FHA, Methodist Hospital Project	6.750%	2/1/38	8,575,000	10,302,605
John Muir Health	5.000%	8/15/36	4,305,000	4,505,656
John Muir Health	5.125%	7/1/39	7,280,000	8,031,951
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,470,309
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	8,357,250
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,464,720
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	9,060,158
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,943,175
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	8,213,628
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	13,201,028
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,267,420
Los Angeles International Airport	5.000%	5/15/40	7,500,000	8,221,200
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,675,978
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,516,212
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	75,202,275
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	92,555,000	126,657,815
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,441,578
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	16,975,650
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,404,600	(d)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,000,570
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,658,980
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,705,995
Senior Lien	5.750%	6/1/48	3,700,000	4,179,483
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,489,524
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,365,325
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,544,560
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,698,880
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	27,313,406
PFC, Grant	6.000%	7/1/39	29,130,000	32,281,866

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	$4,500,000	$5,177,925
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	17,154,600
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	33,485,400
Arrowhead Project	5.250%	8/1/26	5,000,000	5,550,100
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,751,404
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,821,548
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	3,122,741
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	13,213,692
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	26,400,000	30,163,056
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	38,843,640
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,348,850
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,799,968
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,636,991
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,824,075
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,449,000

Total California				904,847,233

Colorado - 2.3%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,314,120
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,780,597
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	3,124,664
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,203,700
Poudre Valley Health Care	5.000%	3/1/25	500,000	504,675
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,983,616
Sisters Leavenworth	5.000%	1/1/35	2,755,000	3,059,262
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	62,058,150
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,586,650

Total Colorado				103,615,434

Connecticut - 0.8%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	345,000	345,000	(e)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,754,053
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,452,256
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,374,928
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,288,905
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	18,324,600	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds	6.050%	7/1/31	$7,310,230	$950,330

Total Connecticut				36,490,072

Delaware - 0.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	1,145,000	1,239,657
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	7,700,000	7,815,577

Total Delaware				9,055,234

District of Columbia - 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,650,240
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,461,950

Total District of Columbia				14,112,190

Florida - 8.7%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	4,266,024
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	285,000	299,737	(b)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	11,713,500
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	5,176,350
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	22,183,200
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	33,966,900
Coastal	5.000%	6/1/19	30,000,000	34,646,100
Coastal	5.000%	6/1/20	20,000,000	23,368,000
Senior Secured High Act	6.000%	6/1/17	3,100,000	3,490,755
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,827,575
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,330,000	1,330,439
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	90,000	97,106
Escambia County, FL, Utilities Systems Revenue, NATL, FGIC	6.250%	1/1/15	1,955,000	1,960,415
Florida Housing Finance Corp. Revenue, Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	1,655,000	1,737,485
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,044,740
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	6,025,800	(e)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,315,625
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,290,724
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,348,650
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,108,990
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,646,625
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,202,800	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	23,004,010	(e)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,616,438

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	$26,100,000	$29,385,990
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.000%	10/1/29	20,000,000	22,304,400
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,518,200
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,778,050
AGC	5.250%	2/1/27	5,500,000	6,175,015
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,285,888	(d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,537,075
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,761,340
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	14,292,070
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	6,960,000	7,028,695	(e)(f)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	6,257,844	(i)
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,075,940
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,087,575
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,433,100
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	275,000	275,250	(e)
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	4,125,000	4,135,436
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,830,000	1,281,000	(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	974,057	418,845	(g)
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,658,850
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,076,579
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,386,295
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,673,680	(f)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,533,746	(d)
AMBAC	5.200%	10/1/22	1,705,000	1,955,243
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	541,630
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,150,110
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	675,000	729,945	(b)

Total Florida				386,405,779

Georgia - 5.0%
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	883,950
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	59,736,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	26,312,481
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,240,230
NATL, FGIC	5.500%	11/1/19	1,000,000	1,196,020
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,715,150
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	19,160,280
Oglethorpe Power Corp. Vogtle Project, BHAC	5.700%	1/1/43	16,285,000	18,012,838
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,107,310

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	$7,800,000	$8,869,926
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	22,773,600
Georgia Municipal Electric Authority, Power Revenue, AMBAC	7.250%	1/1/24	500,000	681,575
Georgia Private Colleges & Universities Authority Revenue, Savannah College of Art & Design Project	5.000%	4/1/44	5,000,000	5,402,000
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,882,950
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	6,485,000	7,178,571
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,702,350
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	12,067,600
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	195,000	217,144
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	574,875
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	546,340
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,898,020
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,114,140
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,509,020

Total Georgia				221,782,870

Illinois - 3.3%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	26,701,859
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,438,300
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/44	6,000,000	6,514,680
Chicago, IL, Waterworks Revenue, Second Lien Project	5.000%	11/1/39	11,840,000	13,200,653
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	21,472,580	(d)
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,296,760
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	31,881,800
Memorial Health System	5.500%	4/1/39	12,000,000	13,126,920
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	3,019,862	(h)
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	1,310,000	1,314,847
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project	5.000%	6/15/50	4,500,000	4,716,765
McCormick Project	5.250%	6/15/50	9,305,000	9,867,580
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,246,570

Total Illinois				143,799,176

Indiana - 1.4%
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,593,800

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	$2,000,000	$2,306,680
Indiana State Finance Authority Revenue:
I-69 Development Partners LLC	5.000%	9/1/46	9,250,000	9,768,000	(e)
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,329,950	(e)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	10,488,968
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	894,164	17,883	(g)
Peabody Retirement Community Project	6.050%	12/1/45	1,038,384	489,214	(a)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	23,120,200
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,710,550	(e)

Total Indiana				61,825,245

Iowa - 1.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	18,515,000	19,517,032
Iowa Fertilizer Co. Project	5.250%	12/1/25	35,720,000	37,819,264

Total Iowa				57,336,296

Kentucky - 0.8%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,509,520
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,240,540
Kentucky State Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,655,740
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,330,500
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	14,044,894

Total Kentucky				35,781,194

Louisiana - 0.6%
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	975,000	1,008,618
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	19,611,900
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,784,400

Total Louisiana				26,404,918

Maryland - 1.6%
Maryland State Community Development Administration, Department of Housing & Community Development	5.250%	9/1/35	11,850,000	11,861,731
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,582,480
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,205,225
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,383,390
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	9,379,050	(d)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,731,915

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - (continued)
Maryland State Health & Higher EFA Revenue Bonds, University of Maryland Medical System	5.000%	7/1/34	$9,000,000	$9,840,960

Total Maryland				69,984,751

Massachusetts - 2.9%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	12,987,120
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	10,226,328
Boston University	5.700%	10/1/40	13,105,000	15,233,645
Broad Institute Inc.	5.375%	4/1/41	17,000,000	19,373,540
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,673,460
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,543,750
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,145,940
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,946,315
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,110,690
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,663,245
Suffolk University	5.750%	7/1/39	17,500,000	19,299,525	(d)
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	4,947,268
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	590,000	594,171
Massachusetts State, GO	0.510%	2/1/16	13,325,000	13,372,437	(a)
Massachusetts State, GO:
Consolidated Loan	0.480%	9/1/15	18,665,000	18,686,278	(a)
Consolidated Loan	0.550%	9/1/16	4,000,000	4,023,800	(a)

Total Massachusetts				129,827,512

Michigan - 3.9%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	7,557,410
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	5,251,522
Detroit, MI, Water Supply System Revenue, AGM	6.250%	7/1/36	10,000,000	10,883,500
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	18,368,460
Facilities Program	6.000%	10/15/38	20,500,000	23,527,850
Facilities Program	5.250%	10/15/47	4,100,000	4,616,067
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	10,940,000	11,352,985	(f)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	14,000,000	16,094,400
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	6,560,000	7,077,519
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,170,580
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	19,819,650
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,735,845
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,631,525
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,288,840	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	$24,000,000	$30,541,440	(d)

Total Michigan				170,917,593

Minnesota - 0.5%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	12,630,633
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	9,051,927

Total Minnesota				21,682,560

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,774,000

Missouri - 1.4%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,081,995
Kansas City, MO, IDA Revenue:
Downtown Redevelopment, AMBAC	5.000%	12/1/17	1,130,000	1,274,459	(b)
Downtown Redevelopment, AMBAC	5.000%	12/1/17	975,000	1,090,693
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,294,100	(d)
Missouri State HEFA Revenue, Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	33,482,400
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	11,388,604

Total Missouri				61,612,251

Nevada - 0.5%
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	21,057,444

New Hampshire - 0.2%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	3,570,000	3,802,086
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	3,020,000	3,203,435

Total New Hampshire				7,005,521

New Jersey - 8.0%
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	10,142,385
School Facilities Construction	5.250%	12/15/33	12,500,000	13,705,875
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	10,089,840
Catholic Health East	4.750%	11/15/29	5,000,000	5,519,350
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,609,025
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	5,079,083
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	21,170,000	22,412,044	(e)
Continental Airlines Project	5.500%	6/1/33	5,000,000	5,378,200	(e)
Private Activity-Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,719,725	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,614,330	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,072,310	(e)
Refunding	6.875%	1/1/37	13,110,000	13,315,958	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Refunding, Gloucester Marine Project	6.625%	1/1/37	$7,000,000	$7,112,420
School Facilities Construction	1.630%	3/1/28	20,000,000	19,978,600	(a)
School Facilities Construction	5.000%	3/1/29	10,000,000	10,960,600
School Facilities Construction, SIFMA	1.580%	9/1/27	22,065,000	22,079,342	(a)
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,003,750
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	9,350,000	10,233,057	(e)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,554,150
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	11,552,164
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	3,770,000	4,169,356
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,551,550
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	48,830,000	52,146,534	(e)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	4,695,000	4,928,858
New Jersey State Transportation Trust Fund Authority, Transportation System	5.875%	12/15/38	30,000,000	34,849,500
New Jersey State Turnpike Authority Revenue	0.650%	1/1/17	11,000,000	11,056,650	(a)(c)
New Jersey State Turnpike Authority Revenue	0.580%	1/1/18	30,000,000	30,216,300	(a)
New Jersey State Turnpike Authority Revenue	0.710%	1/1/18	10,000,000	10,073,200	(a)(c)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,902,000
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,917,784

Total New Jersey				353,943,940

New Mexico - 0.5%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,655,000	2,731,517
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	1,020,000	1,086,270	(e)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	17,247,900

Total New Mexico				21,065,687

New York - 4.3%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	20,800,000	24,403,808
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	25,809,080
MTA, NY, Revenue	6.500%	11/15/28	10,000,000	12,047,200
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,557,280
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,229,000
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,695,220
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,712,080
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	40,159,350
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.375%	11/15/40	4,295,000	4,488,447	(f)
3 World Trade Center LLC Project	5.000%	11/15/44	15,750,000	16,033,972	(f)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,778,650
New York, NY, GO	5.000%	8/1/22	10,000,000	11,979,500

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	$885,000	$885,124	(e)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,525,200
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	17,814,000

Total New York				189,117,911

North Carolina - 1.5%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	14,727,940
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,191,320
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	24,072,400
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,469,200
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,132,120
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,685,132	(d)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	10,175,580
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	5,051,430

Total North Carolina				64,505,122

Ohio - 0.9%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,309,897
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,690,000	2,694,304
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	640,000	640,973
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,917,400
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,631,658
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,181,240	(a)(c)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	870,000	920,286
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,254,660	(a)(c)

Total Ohio				41,550,418

Oklahoma - 0.1%
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,481,290	(d)

Oregon - 0.6%
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	19,753,749
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,123,649
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,983,100
Port of Umatilla, OR, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	705,000	706,995	(e)

Total Oregon				28,567,493

Pennsylvania - 3.1%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	10,246,280

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	$15,000,000	$17,515,050
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	3,070,008	(e)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,277,471
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,330,400
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,367,450
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,010,000	4,131,624
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,207,150	(a)(c)
Shipping Port	3.375%	7/1/15	20,000,000	20,299,600	(a)(c)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,889,080
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,309,194
Student Association Inc. Project	6.750%	9/1/32	985,000	987,226
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,251,422
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,177,600
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,073,575
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,327,520
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,257,640
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,800,520
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	705,000	793,372	(b)

Total Pennsylvania				138,312,182

Puerto Rico - 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	42,680,000	31,564,421
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	18,045,000	13,194,865
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	4,500,000	3,102,570
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	2,420,000	1,738,044

Total Puerto Rico				49,599,900

Rhode Island - 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,291,288
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,378,208

Total Rhode Island				9,669,496

South Carolina - 0.6%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	712,335	(b)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	832,079

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - (continued)
South Carolina Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	$3,500,000	$4,084,920
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,729,400
South Carolina Jobs, EDA, Revenue, Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,471,828
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	11,039,400
South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC	5.000%	10/1/23	960,000	996,125

Total South Carolina				24,866,087

Tennessee - 1.7%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,456,837
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,303,780
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	3,735,000	3,742,582
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,523,878
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,502,400
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,697,784
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	23,287,200
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,912,676

Total Tennessee				74,427,137

Texas - 8.8%
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB	0.000%	10/1/34	5,000,000	3,813,500	(a)
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,161,220
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,005,500	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.080%	6/1/24	5,685,000	5,727,012	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	35,590,480
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,541,140	(b)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,133,300
Deer Park Refining Project	5.000%	2/1/23	44,000,000	47,840,760
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	11,287,500
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,443,220
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,348,147
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,316,680	(e)
Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	16,793,752
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	59,792,580
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	9,331,760
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	11,281,300

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	$3,650,000	$4,134,720
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	71,786,198
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	21,299,220
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	18,067,200
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	6,000,000	6,621,000
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	10,998,300
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	16,453,500
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	10,925,200

Total Texas				389,693,189

U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	3,284,880

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	140,000	144,560	(b)

Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue	3.235%	12/3/35	6,100,000	6,151,789	(a)(e)

Virginia - 0.6%
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,818,800
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,568,760
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Projects	5.000%	3/1/41	7,225,000	8,043,448
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,241,170	(e)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,435,600	(e)

Total Virginia				26,107,778

Washington - 0.9%
Washington State Health Care Facilities Authority, Swedish Health Services	6.250%	11/15/41	21,550,000	27,728,600	(d)
Washington State Health Care Facilities Authority Revenue, Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,755,790
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	250,000	276,120

Total Washington				37,760,510

West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,387,150
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,456,011

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - (continued)
United Health Systems	5.500%	6/1/39	$4,000,000	$4,392,840

Total West Virginia				14,236,001

Wisconsin - 0.8%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,745,552	(e)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	10,135,800
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,520,408
Children’s Hospital	5.375%	8/15/37	2,800,000	3,115,000
Essentia Health, AGM	5.125%	2/15/30	6,475,000	7,132,601
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	4,122,545

Total Wisconsin				36,771,906

Wyoming - 0.3%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	12,269,620

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $3,666,787,576)				4,148,725,346

SHORT-TERM INVESTMENTS - 5.2%
California - 0.2%
Los Angeles, CA, Department of Water & Power Revenue, Royal Bank of Canada	0.030%	7/1/35	2,400,000	2,400,000	(j)(k)
Otay, CA, COP, Capital Projects, LOC-Union Bank N.A.	0.050%	9/1/26	790,000	790,000	(j)(k)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.060%	2/15/31	5,670,000	5,670,000	(e)(j)(k)

Total California				8,860,000

Florida - 0.3%
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health System	0.030%	11/15/33	5,300,000	5,300,000	(j)(k)
North Broward, FL, Hospital District Revenue:
NATL, LOC-Wells Fargo Bank N.A.	0.040%	1/15/27	4,000,000	4,000,000	(j)(k)
NATL, LOC-Wells Fargo Bank N.A.	0.040%	1/15/27	3,400,000	3,400,000	(j)(k)

Total Florida				12,700,000

Illinois - 0.2%
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.200%	7/1/18	2,000,000	2,000,000	(e)(j)(k)
Illinois State Finance Authority Revenue, Northwestern Memorial Hospital-A-2	0.040%	8/15/42	3,600,000	3,600,000	(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.040%	6/1/35	$3,582,000	$3,582,000	(j)(k)

Total Illinois				9,182,000

Minnesota - 0.0%
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, SPA-Northern Trust Co.	0.030%	11/15/38	1,300,000	1,300,000	(j)(k)

Mississippi - 0.0%
Mississippi State Business Finance Commission Gulf Opportunity Revenue, Chevron U.S.A. Inc.	0.040%	11/1/35	300,000	300,000	(j)(k)

Missouri - 0.1%
Missouri State HEFA Revenue, St. Louis University, SPA-U.S. Bank NA	0.040%	10/1/24	4,600,000	4,600,000	(j)(k)

Nevada - 0.3%
Las Vegas Valley, NV, Water District, GO:
Water Improvement, SPA-Dexia Credit Local	0.200%	6/1/36	8,000,000	8,000,000	(j)(k)
Water Improvement, SPA-Dexia Credit Local	0.200%	6/1/36	3,900,000	3,900,000	(j)(k)

Total Nevada				11,900,000

New Hampshire - 0.2%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.170%	11/1/20	8,500,000	8,500,000	(e)(j)(k)

New York - 1.7%
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.040%	12/1/29	800,000	800,000	(j)(k)
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.180%	11/1/26	3,345,000	3,345,000	(j)(k)
LIQ-Dexia Credit Local	0.180%	4/1/35	6,150,000	6,150,000	(j)(k)
SPA-Dexia Credit Local	0.180%	8/1/28	13,950,000	13,950,000	(j)(k)
Subordinated, LOC-Dexia Credit Local	0.180%	3/1/34	1,435,000	1,435,000	(j)(k)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.040%	5/1/18	3,900,000	3,900,000	(j)(k)
New York City, NY, MFA, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.180%	6/15/32	2,375,000	2,375,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.150%	6/15/32	9,500,000	9,500,000	(j)(k)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Citibank N.A.	0.050%	8/1/31	4,600,000	4,600,000	(j)(k)
Future Tax Secured, SPA-Dexia Credit Local	0.180%	8/1/22	2,100,000	2,100,000	(j)(k)
Future Tax Secured, SPA-Dexia Credit Local	0.180%	8/1/23	2,575,000	2,575,000	(j)(k)
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/31	850,000	850,000	(j)(k)
New York City Recovery Project Revenue, LIQ-JPMorgan Chase	0.050%	11/1/22	2,500,000	2,500,000	(j)(k)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.040%	11/1/22	600,000	600,000	(j)(k)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.180%	11/1/22	10,650,000	10,650,000	(j)(k)
New York State Housing Finance Agency Revenue:
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.040%	5/1/45	5,000,000	5,000,000	(j)(k)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.040%	5/1/45	2,500,000	2,500,000	(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Triborough Bridge & Tunnel Authority, NY, Revenues	0.040%	11/1/35	$1,300,000	$1,300,000	(j)(k)
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.040%	1/1/33	400,000	400,000	(j)(k)

Total New York				74,530,000

North Carolina - 1.5%
Charlotte, NC, Airport Revenue, Charlotte Douglas, LOC-Wells Fargo Bank N.A.	0.040%	7/1/39	3,315,000	3,315,000	(j)(k)
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.040%	6/1/33	12,785,000	12,785,000	(j)(k)
Charlotte, NC, Water & Sewer System Revenue:
SPA-Depfa Bank PLC	0.040%	7/1/36	2,100,000	2,100,000	(j)(k)
SPA-Wells Fargo Bank N.A.	0.040%	7/1/27	9,200,000	9,200,000	(j)(k)
Guilford County, NC, GO, SPA-Wells Fargo Bank N.A.	0.040%	3/1/25	6,800,000	6,800,000	(j)(k)
North Carolina Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.040%	11/1/34	7,300,000	7,300,000	(j)(k)
Raleigh, NC, Combined Enterprise System Revenue:
SPA-Wells Fargo Bank N.A.	0.040%	3/1/35	11,700,000	11,700,000	(j)(k)
SPA-Wells Fargo Bank N.A.	0.040%	3/1/35	10,900,000	10,900,000	(j)(k)

Total North Carolina				64,100,000

Pennsylvania - 0.4%
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA-Landesbank Hessen-Thurigen	0.040%	3/1/32	16,100,000	16,100,000	(j)(k)
Mercer County, PA, GO	0.090%	10/1/31	2,370,000	2,370,000	(j)(k)

Total Pennsylvania				18,470,000

Texas - 0.2%
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.040%	8/1/37	9,100,000	9,100,000	(j)(k)

Vermont - 0.1%
Vermont State Housing Finance Agency Revenue:
AGM	0.060%	5/1/37	3,100,000	3,100,000	(e)(j)(k)
Multiple Purpose, SPA-Bank of New York Mellon	0.060%	11/1/37	2,600,000	2,600,000	(e)(j)(k)
Vermont State Housing Finance Agency, Single-Family Revenue, AGM, TD Bank NA	0.060%	11/1/33	610,000	610,000	(e)(j)(k)

Total Vermont				6,310,000

Washington - 0.0%
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.040%	12/1/38	100,000	100,000	(j)(k)
Washington State Health Care Facilities Authority Revenue:
Multicare Health System, LOC-Barclays Bank PLC	0.040%	8/15/41	235,000	235,000	(j)(k)
Multicare Health System, LOC-Barclays Bank PLC	0.040%	8/15/41	100,000	100,000	(j)(k)

Total Washington				435,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $230,287,000)				230,287,000

TOTAL INVESTMENTS - 98.9% (Cost - $3,897,074,576#)				4,379,012,346
Other Assets in Excess of Liabilities - 1.1%				46,992,625

TOTAL NET ASSETS - 100.0%				$4,426,004,971

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	The coupon payment on these securities is currently in default as of November 30, 2014.

(h)	Illiquid security.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
RDA	— Redevelopment Agency
SIFMA	— Securities Industry And Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$4,148,725,346	—	$4,148,725,346

Short-term investments†	—	230,287,000	—	230,287,000

Total investments	—	$4,379,012,346	—	$4,379,012,346

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$7,418,619	—	—	$7,418,619

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At November 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$501,242,063
Gross unrealized depreciation	(19,304,293)

Net unrealized appreciation	$481,937,770

At November 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	1,498	12/14	$208,387,006	$215,805,625	$(7,418,619)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 23, 2015